Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Measurements [Abstract]
Schedule liabilities measured at fair value on a recurring basis
Description	March 31, 2015	Level 1	Level 2	Level 3
Warrant Liability	$31,945	$-	$-	$31,945

	December 31,
Description	2014	Level 1	Level 2	Level 3
Warrant Liability	$19,792	$-	$-	$19,792

Schedule of liabilities measured using fair significant unobservable inputs (Level 3)

Balance at January 1, 2015	$19,792

Change in fair value	12,153

Balance at March 31, 2015	$31,945

Balance at January 1, 2014	$-
Issuance of Series A Warrants and Placement Agent Warrants as part of Offering Units on January 2,	2,103,195
January 31, February 24, February 28 and March 31, April 25, 2014
Change in fair value during period	252,633
Reclassification to equity from waiver of anti-dilution on May 15, 2014	(2,336,036)
Balance at December 31, 2014	$19,792

Schedule of fair value assumptions used in calculation of the Monte Carlo Simulation model

	Three months ended March 31,
	2015	2014
Risk-free interest rates	0.56%	0.68-0.93%
Expected life	1.84 years	3 years
Expected dividends	0%	0%
Expected volatility	93%	71-83%
Vycor Common Stock fair value	$1.84	$1.88-2.39

	Year ended December 31,
	2014	2013
Risk-free interest rates	0.58-0.93%	-
Expected life	2.09 – 3.00 years	-
Expected dividends	0%	-
Expected volatility	71-97%	-
Vycor Common Stock fair value	$1.79-$2.70	-